Statements of cash flows	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Statements of Cash Flows

(12) Statements of cash flows

The supplemental cash flow information consists of the following (in thousands):

Nine months ended September 30,
	2020	2019
Cash paid for interest	$	$

Cash paid for income taxes	$	$

Non-cash investing and financing activities
Change in accounts payable and accrued liabilities related to purchases of property and equipment	$	$

Release of repurchase rights on early exercised options	$	$

(13) Statements of cash flows

The supplemental cash flow information consists of the following (in thousands):

	Year ended December 31,
	2018	2019
Cash paid for interest	$1,761	$1,361

Cash paid for income taxes	$1	$109

Accrued issuance costs	$(1)	$—

Change in accounts payable and accrued liabilities related to purchases of property and equipment	$212	$43

Release of repurchase rights on early exercised options	$—	$88